Cost of Income - Schedule of Cost of Income (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Cost of Income [Abstract]
Trading consulting fee	[1]	$ 21,397,592	$ 21,686,727	$ 10,718,360
Technical support fees	[2]		1,164,102	382,816
Transaction fee	[3]	345,578	414,135	34,621
Total cost of income		$ 21,743,170	$ 23,264,964	$ 11,135,797

[1]	The trading consulting fee was paid to the traders for offering operations and marketing services in generating income from trading of digital assets, listed securities and derivative.
[2]	The technical support fees were paid to the consultants for the crypto trading consultation services provided.
[3]	The transaction fee was paid to the exchange institution when performed the trading of the digital assets on the platform.